Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 329.9	$ 352.3	$ 606.2	$ 691.1
Labrador Iron Ore Royalty Corporation.
Revenue
Dividend income	3.1	4.5	5.4	7.0
Revenue-based royalties
Revenue
Revenue	99.8	130.9	191.2	252.2
Streams.
Revenue
Revenue	201.4	181.3	358.6	365.5
Profit-based royalties
Revenue
Revenue	15.3	27.6	32.5	52.4
Other.
Revenue
Revenue	13.4	12.5	23.9	21.0
South America
Revenue
Revenue	106.0	89.2	185.2	191.4
Central America & Mexico
Revenue
Revenue	86.3	84.5	157.2	163.7
United States
Revenue
Revenue	57.8	88.5	108.1	161.6
Canada
Revenue
Revenue	43.1	60.7	86.9	112.4
Rest of World
Revenue
Revenue	36.7	29.4	68.8	62.0
Mining
Revenue
Revenue	274.4	260.8	501.7	524.0
Gold
Revenue
Revenue	213.9	190.7	386.1	378.2
Provisional price adjustment	0.1	(0.3)	0.2	(0.4)
Silver
Revenue
Revenue	35.4	35.8	64.0	76.9
Platinum-group metals
Revenue
Revenue	9.9	17.3	21.3	31.5
Provisional price adjustment	(0.2)	(0.2)	0.3	0.4
Iron Ore
Revenue
Revenue	10.1	14.6	23.2	33.9
Other mining commodities
Revenue
Revenue	5.1	2.4	7.1	3.5
Oil
Revenue
Revenue	36.9	46.2	64.0	85.2
Gas
Revenue
Revenue	14.2	37.9	31.1	67.4
Natural gas liquids
Revenue
Revenue	4.4	7.4	9.4	14.5
Energy
Revenue
Revenue	$ 55.5	$ 91.5	$ 104.5	$ 167.1